Note 4 - Equity Offerings	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
4.
Debt Obligations

The following table summarizes our debt obligations outstanding as of the dates indicated:

	DECEMBER 31, 2015	SEPTEMBER 30, 2016

Convertible notes, mature June 1, 2018	$3,245,972	$4,834,305
Convertible notes, mature September 17, 2019	—	283,571
Line of credit, matures December 1, 2017	—	50,000
Total	$3,245,972	$5,447,876

For the
three
and
nine
- months ended
September
30,
2015,
we recorded
$247,310
and
$564,383
of interest expense and for the
three
and
nine
- months ended
September
30,
2016,
we recorded
$1,087,578
and
$1,972,428
of interest expense related to the amortization of the discount on our convertible notes payable and interest expense related to our outstanding convertible promissory notes and line of credit.

2015
Unit Offering

On
January
15,
2015,
we commenced a private securities offering of “units”, each Unit consisting of a convertible promissory note and Series A stock purchase warrant
(“2015
Unit Offering”), which was closed on
September
16,
2016.
The price and availability of the Units were set forth in
five
“Pricing Supplements” issued from time - to - time. Each note issued is convertible into the Company’s common stock at the Unit price set forth in the particular pricing supplement, and matures
June
1,
2018.
Because more than
$3,000,000
was invested, we are obligated to register the common shares underlying the notes and warrants (“Shares”) with the Securities and Exchange Commission.

Interest due will be paid quarterly in arrears in cash or shares of common stock; all interest due thus far has been paid in shares of common stock. If paid by the issuance of common stock, interest is paid at a conversion price equal to the average closing price of the Company’s common stock over the
20
trading days prior to the interest payment due date. The principal amount of the note may
be paid by the issuance of shares of common stock, or cash, upon maturity at the Company’s election. When paid in shares, the number of shares to be issued shall be calculated by dividing the principal amount invested by the Unit price, as it is established at the time of the original investment by the applicable Pricing Supplement. The notes may
be converted at any time by the investor, at maturity by the Company, or by the Company prior to maturity, so long as all of the following conditions are met: (i) the Shares issued as payment are registered with the SEC, (ii) the Company’s common stock closes for ten
consecutive trading days at or above
three
times the Unit price.

Each investor, for no additional consideration, received a Series A stock purchase warrant. (See Note
6).
Each Series A warrant allows for the purchase of the number of common shares equal to the investment amount divided by the Unit price, (e.g., one
warrant share for each share of common stock which the investor is eligible to receive through conversion of his original convertible note) and, the warrant will have an exercise price as set forth in the Pricing Supplement. Each Series A warrant expires
June
1,
2020.
The Company
may
“call” the Series A warrant, requiring the investor to exercise the warrant within
30
days or forever lose the rights to do so, only if the following conditions have been met: (i) the underlying Shares are registered with the SEC, and (ii) the Company’s common stock closes for ten
consecutive trading days at or above
two
times the exercise price.

In total, we issued
five
pricing supplements setting forth the conversion price of the note, as well as the warrant price, as follows (numbers in table reflect total investments for each pricing supplement since inception of offering through the termination of the offering):

Pricing Supplement	Conversion Price	Warrant Exercise Price	Aggregate Investments
No. 1	$0.25	$0.40	$460,000
No. 2	$0.25	$0.40	1,100,000
No. 3	$0.35	$0.45	1,546,713
No. 4	$0.35	$0.45	550,000
No. 5	$0.55	$0.70	1,155,000
			$4,811,713

During the
three
and
nine
- months ended
September
30,
2015,
we received
$857,000
and
$1,635,000,
respectively, of aggregate investments in the
2015
Unit Offering, and during the
three
and
nine
- months ended
September
30,
2016,
we received
$1,405,000
and
$1,940,000
respectively. A subscription for an investment in the amount of
$200,000
was received and accepted prior to the close of the offering. Funds for the investment was not received until after
September
30,
2016.
Although the investment is included in the totals in the above table, the cash for the investment is not reflected on our balance sheet as of
September
30,
2016.
Multiple investors have chosen to convert their promissory notes into common stock (see Note
5,
“Common Stock”).

One - Year Convertible Notes

On
July
8,
2016,
we received
$250,000
and issued convertible promissory notes (convertible at
$0.45
per share) with a maturity date of
July
8,
2017
to
two
accredited investors’ in the aggregate principal amount of
$280,000.
Interest is charged upon issuance at
3%
per annum. We also issued to the investors’ stock purchase warrants to purchase an aggregate
400,000
shares exercisable at
$0.65
per share, which expire
five
years from the date of grant. We are required to include the shares underlying the warrants in any subsequent registration statement (piggy back registration rights). Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering. Thus, the warrants are recorded as a derivative liability on our balance sheet. The fair value of these warrants totaled
$101,770
and was recorded as a derivative liability at issuance. On
September
30,
2016
we again calculated the fair value of the warrants, resulting in a derivative liability of
$303,880.
The
$202,110
was recorded as a change in fair value of a derivative liability.

Line of Credit

On
June
6,
2016,
we received
$300,000
pursuant to a line of credit, accruing interest at a rate of
18%
per annum, for which we have pledged our inventory and accounts receivable as collateral. The line of credit may
be repaid following
nine
- months from the date of issuance or at the maturity date
December
1,
2017.

Each investor, for no additional consideration, received a warrant to purchase our common stock. (See Note
6).
The warrant allows for the purchase of the number of common shares equal to the investment amount. (e.g., one
warrant share for each dollar invested).

On
September
17,
2016,
investors holding
$250,000
of the line of credit converted their line of credit plus accrued interest of
$33,571
into convertible promissory notes totaling
$283,571
on the same terms and notes issued in the
2015
Unit Offering, convertible at
$0.55
per share, with the exception that these newly issued notes mature
September
17,
2019,
rather than
June
1,
2018.
Additionally, the investors received a Series A stock purchase warrant to purchase
515,583
shares of our common stock at an exercise price of
$0.70
per share. (See Note
6).

December/January Notes

In
January
2015,
we received
$133,000
and issued unsecured convertible promissory notes each with a one
- year maturity date, which accrue interest at a rate of
12%
per annum. Each noteholder, for no additional consideration, received a stock purchase warrant exercisable at
$0.30
per share, which expires
January
2018.
(See Note
6).

The funds received as part of our December/January Notes totaled
$333,000.
During the
nine
- month period ended
December
31,
2015,
these   investors converted their investments into convertible promissory notes on the same terms and notes issued in the
2015
Unit Offering, convertible at
$0.25
per share, maturing
June
1,
2018.
Additionally, the investors received a Series A stock purchase warrant to purchase
1,909,301
shares of our common stock at an exercise price of
$0.40
per share. (See Note
6).

Note
4.
Equity Offerings

Summer
2014
Private Securities Offering

Pursuant to a private offering of our common stock at a price of
$0.40
per share (“Summer
2014
Offering”) that commenced on
June
25,
2014
through
December
31,
2014,
we sold
717,500
shares of our common stock to
ten
accredited investors, and received gross and net proceeds of
$287,000
and
$267,000,
respectively. Fees related to this offering consisted of
$20,000
cash payments and the issuance of
10,764
shares of our common stock at an exercise price of
$0.40
per share.

Each purchaser of stock will receive, for no additional consideration, a stock purchase warrant which entitles the holder to purchase a number of additional shares of our common stock equal to the number of shares originally purchased. (See Note
7.)

Clyra Spring
2014
Private Securities Offering

On
February
1,
2014,
our subsidiary Clyra (see Note
11)
began a private securities offering, selling up to
1,000
shares of its common stock at
$1,000
per share. From inception of the offering, Clyra sold
245
shares of its common stock to
five
accredited investors and received
$245,000
gross and net proceeds from the sale.

Each purchaser of stock received, for no additional consideration, (i) a stock purchase warrant entitling the holder to purchase the same number of shares of Clyra common stock as purchased in the offering for
$1,833.33
per share until
July
30,
2015,
and (ii) a warrant issued by BioLargo that allows the holder to exchange one
share of Clyra common stock for
4,000
shares of BioLargo common stock. (See Note
7.)

All of these offerings and sales were made in reliance on the exemption from registration contained in
Section4(2)
of the Securities Exchange Act and/or Regulation D promulgated thereunder as not involving a public offering of securities.